REAL ESTATE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
REAL ESTATE ASSETS
NOTE 4 — REAL ESTATE ASSETS
2021 Property Acquisitions
During the six months ended June 30, 2021, the Company did not acquire any properties.
Assets Acquired Via Foreclosure
On January 7, 2021, the Company completed foreclosure proceedings to take control of the assets which previously secured its eight mezzanine loans, including 75 condominium units and 21 rental units across four buildings. No land was acquired in connection with the foreclosure.
The following table summarizes the purchase price allocation for the real estate acquired via foreclosure (in thousands):

As of June 30, 2021
Buildings, fixtures and improvements	$192,182
Acquired in-place leases and other intangibles	134
Intangible lease liabilities	(326)

Total purchase price	$191,990

In connection with the foreclosure, the Company assumed $102.6 million of mortgage notes payable related to the assets, as further discussed in Note 9 — Credit Facilities, Notes Payable and Repurchase Facilities.
2021 Condominium Development Project
During the six months ended June 30, 2021, the Company capitalized $4.5 million of expenses as construction in progress associated with the development of condominiums acquired via foreclosure, which is included in condominium developments in the accompanying condensed consolidated balance sheets.
2021 Condominium Dispositions
During the six months ended June 30, 2021, the Company disposed of condominium units for an aggregate sales price of $8.8 million, resulting in proceeds of $8.5 million after closing costs and a gain of $1.5 million.

The Company has no continuing involvement with these condominium units. The gain on sale of condominium units is included in gain on disposition of real estate and condominium developments, net in the condensed consolidated statements of operations.
2021 Property Dispositions and Real Estate Assets Held for Sale
During the six months ended June 30, 2021, the Company disposed of 47 retail properties for an aggregate gross sales price of $304.0 million, resulting in proceeds of $296.0 million after closing costs and a gain of $46.5 million. The Company has no continuing involvement with these properties. The gain on sale of real estate is included in gain on disposition of real estate and condominium developments, net in the condensed consolidated statements of operations.
As of June 30, 2021, there were two properties classified as held for sale with a carrying value of $6.1 million included in assets held for sale in the accompanying condensed consolidated balance sheets. Subsequent to June 30, 2021, the Company disposed of these properties, as further discussed in Note 17 — Subsequent Events.
2021 Impairment
The Company performs quarterly impairment review procedures, primarily through continuous monitoring of events and changes in circumstances that could indicate that the carrying value of certain of its real estate assets may not be recoverable. See Note 2 — Summary of Significant Accounting Policies for a discussion of the Company’s accounting policies regarding impairment of real estate assets.
During the six months ended June 30, 2021, five properties totaling approximately 165,000 square feet with a carrying value of $35.5 million were deemed to be impaired and their carrying values were reduced to an estimated fair value of $31.2 million, resulting in impairment charges of $4.4 million, which were recorded in the condensed consolidated statements of operations. See Note 3 — Fair Value Measurements for a further discussion regarding these impairment charges.
2020 Property Acquisition
During the six months ended June 30, 2020, the Company acquired one commercial property for an aggregate purchase price of $4.7 million (the “2020 Property Acquisition”), which includes $42,000 of external acquisition-related expenses that were capitalized. The Company funded the 2020 Property Acquisition with proceeds from real estate dispositions and available borrowings.
The following table summarizes the purchase price allocation for the 2020 Property Acquisition (in thousands):

2020 Property Acquisition
Land	$1,417
Buildings, fixtures and improvements	2,800
Acquired in-place leases and other intangibles (1)	442

Total purchase price	$4,659

(1)	The amortization period for acquired in-place leases and other intangibles is 14.8 years.

2020 Property Dispositions
During the six months ended June 30, 2020, the Company disposed of 16 properties, consisting of 10 retail properties and six anchored shopping centers, for an aggregate gross sales price of $160.8 million, resulting in proceeds of $157.2 million after closing costs and disposition fees due to CMFT Management or its affiliates, and a gain of $16.9 million. The Company has no continuing involvement with these properties. The gain on sale of real estate is included in gain on disposition of real estate and condominium developments, net in the condensed consolidated statements of operations.
2020 Impairment
During the six months ended June 30, 2020, 10 properties totaling approximately 673,000 square feet with a carrying value of $85.7 million were deemed to be impaired and their carrying values were reduced to an estimated fair value of $70.2 million, resulting in impairment charges of $15.5 million, which were recorded in the condensed consolidated statements of operations. See Note 3 — Fair Value Measurements for a further discussion regarding these impairment charges.

NOTE 4 — REAL ESTATE ASSETS
2020 Property Acquisitions
During the year ended December 31, 2020, the Company acquired 150 commercial properties, including 146 properties acquired in connection with the Mergers, for an aggregate purchase price of $798.5 million (the

“2020 Property Acquisitions”), which includes $7.9 million of external acquisition-related expenses that were capitalized. The Company funded the 2020 Property Acquisitions acquired in connection with the Mergers with the Merger Consideration, and funded the remaining acquisitions with proceeds from real estate dispositions and available borrowings.
The following table summarizes the purchase price allocation for the 2020 Property Acquisitions (in thousands):

2020 Property Acquisitions
Land	$166,395
Buildings, fixtures and improvements	571,777
Acquired in-place leases and other intangibles (1)	74,888
Acquired above-market leases (2)	2,367
Intangible lease liabilities (3)	(16,927)

Total purchase price	$798,500

(1)	The amortization period for acquired in-place leases and other intangibles is 8.9 years.
(2)	The amortization period for acquired above-market leases is 6.5 years.
(3)	The amortization period for acquired intangible lease liabilities is 9.7 years.
2020 Property Dispositions and Real Estate Asset Held for Sale
During the year ended December 31, 2020, the Company disposed of 30 properties, consisting of 20 retail properties and 10 anchored shopping centers for an aggregate gross sales price of $270.4 million, resulting in net proceeds of $263.8 million after closing costs and disposition fees due to CMFT Management or its affiliates, and a recorded gain of $27.5 million. The Company has no continuing involvement with these properties. The gain on sale of real estate is included in gain on disposition of real estate, net in the consolidated statements of operations.
As of December 31, 2020, there was one property classified as held for sale with a carrying value of $3.5 million included in assets held for sale in the accompanying consolidated balance sheets. Subsequent to December 31, 2020, the Company disposed of the property, as further discussed in Note 19 — Subsequent Events.
2020 Impairment
The Company performs quarterly impairment review procedures, primarily through continuous monitoring of events and changes in circumstances that could indicate that the carrying value of certain of its real estate assets may not be recoverable. See Note 2 — Summary of Significant Accounting Policies for a discussion of the Company’s accounting policies regarding impairment of real estate assets.
During the year ended December 31, 2020, 12 properties totaling approximately 824,000 square feet with a carrying value of $103.1 million were deemed to be impaired and their carrying values were reduced to an estimated fair value of $86.4 million, resulting in impairment charges of $16.7 million, which were recorded in the consolidated statements of operations. See Note 3 — Fair Value Measurements for a further discussion regarding these impairment charges.

2019 Property Acquisition
During the year ended December 31, 2019, the Company acquired a 100% interest in one commercial property for an aggregate purchase price of $6.2 million (the “2019 Property Acquisition”), which includes $165,000 of external acquisition-related expenses that were capitalized. The Company funded the 2019 Property Acquisition with proceeds from real estate dispositions and available borrowings.
The following table summarizes the purchase price allocation for the 2019 Property Acquisition (in thousands):

2019 Property Acquisition
Land	$1,501
Buildings, fixtures and improvements	3,804
Acquired in-place leases and other intangibles (1)	860

Total purchase price	$6,165

(1)	The amortization period for acquired in-place leases and other intangibles is 20.1 years.
2019 Property Dispositions and Real Estate Assets Held for Sale
On September 3, 2019, certain subsidiaries of the Company entered into a purchase and sale agreement (the “Purchase and Sale Agreement”) with Realty Income Corporation (NYSE: O) (the “Purchaser”), an unaffiliated company, to sell approximately 452 single-tenant properties, including nine properties previously owned through the Consolidated Joint Venture, encompassing approximately 5.1 million gross rentable square feet of commercial space across 41 states. Pursuant to the Purchase and Sale Agreement, the sale of 444 properties closed in December 2019 for total consideration of $1.2 billion, including the assumption by the Purchaser of existing mortgage debt totaling $130.8 million and the repayment of $532.3 million in debt, as further discussed in Note 9 — Credit Facilities, Notes Payable and Repurchase Facilities. The remaining properties closed subsequent to December 31, 2019, for consideration of $26.3 million, as discussed in “2020 Property Dispositions” above.
During the year ended December 31, 2019, the Company disposed of a total of 497 properties, consisting of 482 retail properties, one industrial property and 14 anchored shopping centers, excluding a related outparcel of land, for an aggregate gross sales price of $1.65 billion, resulting in net proceeds of $1.40 billion after closing costs and disposition fees due to CMFT Management or its affiliates, and a recorded gain of $180.7 million. The Company has no continuing involvement with these properties. The gain on sale of real estate is included in gain on disposition of real estate, net in the consolidated statements of operations.
As of December 31, 2019, there were 29 properties classified as held for sale with a carrying value of $351.9 million included in assets held for sale in the consolidated balance sheets. As of December 31, 2019, the Company had mortgage notes payable of $126.7 million that are related to the held for sale properties, which the Company expects to repay in connection with the disposition of the underlying held for sale properties.
2019 Impairment
During the year ended December 31, 2019, 34 properties totaling approximately 3.4 million square feet with a carrying value of $457.3 million were deemed to be impaired and their carrying values were reduced to an estimated fair value of $384.4 million, resulting in impairment charges of $72.9 million, which were recorded in the consolidated statements of operations. See Note 3 — Fair Value Measurements for a further discussion regarding these impairment charges.
2018 Property Acquisition
During the year ended December 31, 2018, the Company acquired a 100% interest in one commercial property for an aggregate purchase price of $11.9 million (the “2018 Acquisition”), which includes $277,000 of external acquisition-related expenses that were capitalized. The Company funded the 2018 Acquisition with net cash provided by operations and available borrowings.
The following table summarizes the purchase price allocation for the 2018 Acquisition (in thousands):

2018 Acquisition
Land	$2,107
Buildings, fixtures and improvements	9,044
Acquired in-place leases and other intangibles (1)	1,392
Intangible lease liabilities (2)	(638)

Total purchase price	$11,905

(1)	The amortization period for acquired in-place leases and other intangibles is 19.0 years.
(2)	The amortization period for acquired intangible lease liabilities is 19.0 years.
2018 Property Dispositions
During the year ended December 31, 2018, the Company disposed of 21 properties, consisting of 19 retail properties and two anchored shopping centers, excluding a related outparcel of land, for an aggregate gross sales price of $66.6 million, resulting in net proceeds of $49.1 million after closing costs and the repayment of the $15.0 million variable rate debt secured by one of the disposed properties and a gain of $6.3 million. During the year ended December 31, 2018, $478,000 was incurred for disposition fees to CMFT Management or its affiliates in connection with the sale of the properties and the Company has no continuing involvement with these properties. The gain on sale of real estate is included in gain on disposition of real estate, net in the consolidated statements of operations.
2018 Impairment
During the year ended December 31, 2018, 22 properties totaling approximately 2.3 million square feet with a carrying value of $365.4 million were deemed to be impaired and their carrying values were reduced to an estimated fair value of $332.4 million, resulting in impairment charges of $33.0 million, which were recorded in the consolidated statements of operations. See Note 3 — Fair Value Measurements for a further discussion regarding these impairment charges.